Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Nov. 22, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Feb. 25, 2021	Mar. 31, 2020	Jan. 21, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Dec. 30, 2015	Mar. 31, 2015
C000244722
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Capital Opportunities Fund - Institutional Shares
Account Value	$ 33,726	$ 33,398	$ 30,096			$ 31,831	$ 33,534		$ 31,812		$ 30,743	$ 31,300	$ 27,425	$ 25,525	$ 25,000
C000244726
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute CEF Opportunities - Institutional Shares
Account Value	$ 18,021	19,082	20,218			20,420	22,186		23,594		22,787	23,546	24,644	25,512		$ 25,000
C000244724
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Convertible Arbitrage Fund - Institutional Shares
Account Value	$ 39,818	37,083	34,908			34,460	34,075		30,124		29,773	28,641	27,034	23,811		25,000
C000244723
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Convertible Arbitrage Fund - Investor Shares
Account Value	$ 11,512	10,746	10,135			10,033	9,947	$ 10,000
C000244725
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Flexible Fund - Institutional Shares
Account Value	$ 29,877	27,965	26,342		$ 25,000
C000215804
Account Value [Line Items]
Line Graph and Table Measure Name	Absolute Select Value ETF
Account Value	$ 14,539	12,777	11,469			12,102	10,555		8,056	$ 10,000
C000239618
Account Value [Line Items]
Line Graph and Table Measure Name	Dean Equity Income Fund
Account Value	$ 11,640	10,555	9,734	$ 10,000
C000044154
Account Value [Line Items]
Line Graph and Table Measure Name	Dean Mid Cap Value Fund
Account Value	$ 24,008	22,087	18,410			18,501	16,635		10,414		13,357	12,955	12,019	10,217		10,000
C000044155
Account Value [Line Items]
Line Graph and Table Measure Name	Dean Small Cap Value Fund
Account Value	$ 16,995	17,387	17,486			16,671	15,439		8,286		12,211	12,220	12,029	9,727		10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 80,097	73,991	56,968			61,740	53,387		34,146		36,707	33,523	29,409	25,099	25,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 81,205	75,015	57,756			62,594	54,125		34,618		37,215	33,987	29,815	25,446		25,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 28,910	27,565	27,104			28,466	29,699		29,490		27,071	25,910	25,602	25,490		25,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 9,693	9,242	9,088			9,544	9,958	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 26,640	25,401	24,976		25,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 15,338	14,310	11,899			12,647	11,325		7,256	10,000
Russell 1000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 14,458	13,409	10,325	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	28,460	22,012			24,078	21,513		13,236		14,566	13,392	11,766	9,966		10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 30,515	28,460	22,012			24,078	21,513		13,236		14,566	13,392	11,766	9,966		10,000
HFRX Equity Hedge Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Equity Hedge Index
Account Value	$ 36,142	34,582	31,537			32,221	29,582		23,879		26,367	27,795	25,654	24,223	$ 25,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 28,910	27,565	27,104			28,466	29,699		29,490		27,071	25,910	25,602	25,490		25,000
HFRX Global Hedge Fund Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Account Value	$ 30,003	29,065	27,498			28,377	28,111		24,202		24,542	25,384	24,596	23,161		25,000
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 61,941	57,868	46,254			49,747	45,175		29,328		32,729	31,466	27,701	24,137		25,000
HFRX Fixed Income Convertible Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Convertible Arbitrage Index
Account Value	$ 36,179	34,180	31,475			33,445	27,412		27,437		27,874	27,913	26,658	24,326		25,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 81,205	75,015	57,756			62,594	54,125		34,618		37,215	33,987	29,815	25,446		25,000
HFRX Fixed Income Convertible Arbitrage Index
Account Value [Line Items]
Line Graph and Table Measure Name	HFRX Fixed Income Convertible Arbitrage Index
Account Value	$ 13,082	12,359	11,381			12,093	9,912	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 15,588	14,399	11,087			12,015	10,390	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 38,657	35,711	27,495		$ 25,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,334	16,936	13,040			14,132	12,220		7,816	$ 10,000
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 12,681	11,831	9,838	$ 10,000
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,296	22,707	18,559			20,346	19,029		10,959		13,415	12,600	11,230	9,596		10,000
Russell Midcap Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 20,833	20,371	16,920			18,638	16,722		9,624		12,685	12,328	11,576	9,661		10,000
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,417	19,186	16,027			18,131	19,245		9,877		12,994	12,733	11,390	9,024		10,000
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Value Index
Account Value	$ 18,033	$ 18,615	$ 15,675			$ 18,008	$ 17,429		$ 8,845		$ 12,572	$ 12,550	$ 11,938	$ 9,228		$ 10,000